OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of basis of geographical segments
	Year ended December 31
	2022	2021	2020
	USD thousands

America	303,106	304,686	180,515
APAC	20,031	20,931	20,804
EMEA	12,113	16,328	10,601

Total	335,250	341,945	211,920